Financial Statements and Schedules

Canada Life of America Series Fund, Inc.

	    December 31, 1999
	with Report of Independent Auditors







Canada Life of America Series Fund, Inc.

Financial Statements
and Schedules


December 31, 1999




Contents


Report of Independent Auditors.............................   1



Audited Financial Statements



Statements of Assets and Liabilities.......................   2
Statements of Operations...................................   3
Statement of Changes in Net Assets.........................   4
Notes to Financial Statements..............................  10



Schedules



Financial Highlights - Money Market Series.................  15
Financial Highlights - Managed Series..................	     16
Financial Highlights - Bond Series.........................  17
Financial Highlights - Value Equity Series.................  18
Financial Highlights - Capital Series......................  19
Financial Highlights - International Equity Series.........  20
Schedule of Investments - Money Market Series Portfolio....  21
Schedule of Investments - Managed Series Portfolio.........  22
Schedule of Investments - Bond Series Portfolio............  26
Schedule of Investments - Value Equity Series Portfolio....  28
Schedule of Investments - Capital Series Portfolio.........  31
Schedule of Investments - International Equity Series Portfolio. 35






Report of Independent Auditors


Board of Directors and Shareholders
Canada Life of America Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Canada Life of America Series Fund, Inc. (comprising, respectively, the Money Market, Managed, Bond, Value Equity, Capital and International Equity Series) as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting the Canada Life of America Series Fund, Inc. at December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/          Ernst & Young LLP

Atlanta, Georgia
January 27, 2000

								1



 		Canada Life of America Series Fund, Inc.

 		   Statements of Assets and Liabilities

						    December 31, 1999

						   Money
					 	   Market     Managed
					 	   Series     Series

 Assets
 Investments in securities, at market value
  (Identified cost - See accompanying Schedules
   of Investments - Series Portfolios) 	       $19,733,789 $11,801,409

 Cash 						   849,866     269,785
 Receivables:
   Dividends and interest 			    27,819      85,874
   Due from brokers for investments sold 	      -		  -

 Total assets 					20,611,474  12,157,068


 Liabilities
 Payables:
   Investment advisory fees [Note 2] 		     9,284	 5,045
   Other accrued expenses 			     7,123      56,991
   Directors' fees and expenses payable 	     6,416	 8,343
   Dividends declared 				    91,771   1,521,949
   Due to brokers for investments purchased 	      -           -

 Total liabilities 				   114,594   1,592,328


 Net assets 				       $20,496,880 $10,564,740


 Net assets consist of:
 Capital shares 				   $20,497 	$9,322
 Additional paid-in capital 		        20,476,383  10,116,618
 Undistributed net investment income (loss) 	      -		   114
 Undistributed net realized gain (loss) on
   investments 					      -		   340
 Net unrealized appreciation (depreciation) on
   investments  and foreign currencies 		      -	       438,346

 Total net assets 			       $20,496,880 $10,564,740


 Shares authorized ($.01 par value) 		20,000,000  20,000,000

 Shares outstanding 				 2,049,688     932,258

 Net asset value per share 			   $10.00      $11.33



 		Canada Life of America Series Fund, Inc.

 		  Statements of Assets and Liabilities

						December 31, 1999

				 			    Value
		 				Bond 	    Equity
		 				Series 	    Series

 Assets
 Investments in securities, at market value
    (Identified cost - See accompanying
  Schedules of Investments - Series
   Portfolios)                               $16,964,436   $20,575,250

 Cash 						  15,113         8,014
 Receivables:
   Dividends and interest 		         218,067        15,771
   Due from brokers for investments sold 	    -	          -

 Total assets 				      17,197,616    20,599,035


 Liabilities
 Payables:
   Investment advisory fees [Note 2] 		   7,474         8,354
   Other accrued expenses 			  51,703	70,785
   Directors' fees and expenses payable 	   7,703         9,047
   Dividends declared 				 871,700     2,552,539
   Due to brokers for investments purchased 	    -		  -

 Total liabilities 				 938,580     2,640,725


 Net assets 				     $16,259,036   $17,958,310


 Net assets consist of:
 Capital shares 				 $16,202       $11,821
 Additional paid-in capital 		      17,428,166    15,321,276
 Undistributed net investment income (loss) 	   1,238	 (440)
 Undistributed net realized gain (loss) on
  investments 					 (40,406)      (2,185)
 Net unrealized appreciation (depreciation) on
 investments  and foreign currencies 	      (1,146,164)    2,627,838


 Total net assets 			     $16,259,036   $17,958,310


 Shares authorized ($.01 par value) 	      10,000,000    10,000,000

 Shares outstanding 			       1,620,220     1,182,141

 Net asset value per share 		         $10.04        $15.19



 		Canada Life of America Series Fund, Inc.

 		  Statements of Assets and Liabilities

						   December 31, 1999

				 			 International
						Capital     Equity
		 				Series      Series

 Assets
 Investments in securities, at market value
  (Identified cost - See accompanying
 Schedules of Investments - Series
  Portfolios)				      $12,322,209   $8,406,784

 Cash 						  397,209      656,946
 Receivables:
   Dividends and interest 			    3,652	 8,412
      Due from brokers for investments sold 	  174,358	 2,056

 Total assets 		   	               12,897,428    9,074,198


 Liabilities
 Payables:
   Investment advisory fees [Note 2] 		    4,867	 5,709
   Other accrued expenses 			   54,040	 3,950
   Directors' fees and expenses payable 	    6,817        3,003
   Dividends declared 			    	3,519,923    1,382,313
   Due to brokers for investments purchased 	  253,159         -

 Total liabilities 		    		3,838,806    1,394,975


 Net assets 				       $9,058,622   $7,679,223


 Net assets consist of:
 Capital shares 				   $4,930	$5,121
 Additional paid-in capital 			5,067,939    5,822,854
 Undistributed net investment income (loss) 	  (80,512)       (281)
 Undistributed net realized gain (loss) on
  investments 	 				   32,125     (40,074)

 Net unrealized appreciation (depreciation) on
  investments  and foreign currencies 	        4,034,140    1,891,603

 Total net assets 		   	       $9,058,622   $7,679,223


 Shares authorized ($.01 par value) 	       20,000,000   10,000,000

 Shares outstanding 				  493,051      512,081

 Net asset value per share 			  $18.37       $15.00





 		Canada Life of America Series Fund, Inc.

 			Statements of Operations

 					  Year ended December 31, 1999

		 			       Money
					       Market          Managed
		 			       Series 	       Series

 Investment income:
    Interest 				       $1,019,978     $382,467
    Dividends 		                             -	       78,296
 Total investment income 		        1,019,978     460,763


 Expenses:
   Investment advisory fees [note 2] 	          100,755      64,228
   Directors' fees and expenses 		    5,874	4,437
   Custodian fees and expenses 		    	   20,224      19,626
   Audit and legal fees 			    7,884	9,293
   Accounting and administrative services
    [note 2] 					   15,947      13,744
   Miscellaneous 				      448	4,283
 Total expenses 			          151,132     115,611
 Net investment income (loss) 		          868,846     345,152


 Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investments and
     foreign currencies 		             -	    1,177,250
   Net change in unrealized appreciation
  (depreciation)on investments and foreign
    currencies 					     -	     (429,605)

 Net gain (loss) on investments 		     -	      747,645
 Net increase (decrease) in net assets resulting
           from operations 		         $868,846  $1,092,797



 		Canada Life of America Series Fund, Inc.

 			Statements of Operations

 					  Year ended December 31, 1999

							 	Value
			 			  Bond		Equity
		 				  Series 	Series

 Investment income:
    Interest 				       	$1,033,270     $13,756
    Dividends 		             		      -	       219,202
 Total investment income 		         1,033,270     232,958


 Expenses:
   Investment advisory fees [note 2] 		    89,073	91,099
   Directors' fees and expenses 		     6,184	 8,594
   Custodian fees and expenses 		            10,433	 8,124
   Audit and legal fees 			    12,953	15,683
   Accounting and administrative services  [note 2] 35,719	34,404

   Miscellaneous 				     5,969	 6,075
 Total expenses 				   160,331     163,979
 Net investment income (loss) 			   872,939	68,979


 Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investments and
     foreign currencies 			   (40,406)  2,483,119
   Net change in unrealized appreciation
  (depreciation)on investments and foreign	(1,514,158)    943,233
  currencies Net gain (loss) on investments (1,554,564) 3,426,352 Net increase (decrease) in net assets resulting
           from operations 		         ($681,625) $3,495,331



 		Canada Life of America Series Fund, Inc.

 		         Statements of Operations

                     			  Year ended December 31, 1999

				 			 International
		 				  Capital    Equity
		 				  Series     Series

 Investment income:
    Interest 					      -	      $13,442
    Dividends 					    35,616    124,362
 Total investment income 			    35,616    137,804


 Expenses:
   Investment advisory fees [note 2] 	            45,200     56,648
   Directors' fees and expenses 		     3,133      1,778
   Custodian fees and expenses 		             8,523     18,652
   Audit and legal fees 		             6,562	2,625
   Accounting and administrative services  	    14,918      5,268
   [note 2]
      Miscellaneous 		                     3,024       -
 Total expenses 		                    81,360     84,971
 Net investment income (loss) 		           (45,744)    52,833


 Realized and unrealized gain (loss) on
 investments:Net realized gain (loss)
 on investments and foreign currencies 		 3,566,065  1,326,502
   Net change in unrealized appreciation
  (depreciation)on investments and foreign  	 1,336,981  1,404,296
   currencies
Net gain (loss) on investments		         4,903,046  2,730,798
 Net increase (decrease) in net assets resulting
           from operations 			$4,857,302 $2,783,631




 		Canada Life of America Series Fund, Inc.

		    Statement of Changes in Net Assets

 			    Money Market Series

 						Year ended December 31

					          1999		1998

 Operations:
   Net investment income 		       $868,846      $655,619
   Net increase in net assets
	resulting from operations 		868,846	      655,619

 Dividends to shareholders from:
    Net investment income 		       (868,846)     (655,619)

 Fund share transactions [note 5]:            8,186,983	    3,160,504

 Total increase in net assests  	      8,186,983	    3,160,504

 Net assets:
   Beginning of year 		             12,309,897	    9,149,393
   End of year 				    $20,496,880   $12,309,897



 		Canada Life of America Series Fund, Inc.

 		    Statement of Changes in Net Assets

				 Managed Series

 						Year ended December 31

				 		1999            1998

 Operations:
   Net investment income 			$345,152     $363,610
   Net realized gain on investments 	       1,177,250    1,028,316
   Net change in unrealized depreciation
     on investments  			        (429,605)    (635,803)

   Net increase  in net assets resulting
   from operations    			       1,092,797      756,123


 Dividends to shareholders from:
    Net investment income 		        (345,038)    (363,610)
    Net realized gain on investments 	      (1,176,910)  (1,028,316)
 Fund share transactions [note 5]: 	      (2,314,663)  (1,333,210)

 Total decrease in net assets 	              (2,743,814)  (1,969,013)

 Net assets:
   Beginning of year 			      13,308,554   15,277,567
   End of year 		             	     $10,564,740  $13,308,554





 		Canada Life of America Series Fund, Inc.

		   Statement of Changes in Net Assets

 				Bond Series

 					        Year ended December 31

						1999		1998

 Operations:
   Net investment income 			$872,939     $556,038
   Net realized gain (loss) on investments 	 (40,406)     271,448

   Net change in unrealized appreciation
   (depreciation) on investments 	      (1,514,158)     181,674
   Net increase (decrease) in net assets
    resulting from operations 			(681,625)   1,009,160

 Dividends to shareholders from:
    Net investment income 		        (871,701)    (556,038)
    Net realized gain on investments 		    -	     (271,448)
 Fund share transactions [note 5]: 	       1,106,744    9,458,126


 Total increase (decrease) in net assets 	(446,582)   9,639,800

 Net assets:
   Beginning of year 			      16,705,618    7,065,818
   End of year 				     $16,259,036  $16,705,618





 		Canada Life of America Series Fund, Inc.

 		  Statement of Changes in Net Assets

 		       Value Equity Series

 					        Year ended December 31

					           1999	        1998

 Operations:
   Net investment income 		          $68,979     $31,138
   Net realized gain on investments 	        2,483,119     743,726
   Net change in unrealized appreciation
   (depreciation)on investments  		  943,233    (106,535)
   Net increase in net assets resulting from
    operations      			        3,495,331     668,329


 Dividends to shareholders from:
    Net investment income 		          (69,419)    (31,138)
    Net realized gain on investments 	       (2,485,304)   (743,726)
 Fund share transactions [note 5]: 	          188,366   6,789,015


 Total increase in net assets 		        1,128,974   6,682,480

 Net assets:
   Beginning of year 		               16,829,336  10,146,856
   End of year 		                      $17,958,310 $16,829,336





 		Canada Life of America Series Fund, Inc.

 		  Statement of Changes in Net Assets

 			   Capital Series

 					      Year ended December 31

						1999		1998

 Operations:
   Net investment loss 			     ($45,744)	     ($34,768)
   Net realized gain on investments 	    3,566,065	      595,585
   Net change in unrealized appreciation
     on investments  			    1,336,981	      968,103
   Net increase in net assets resulting
    from operations   			    4,857,302	    1,528,920
 Dividends to shareholders from:
    Net investment income 		         -		 -
    Net realized gain on investments       (3,533,940)       (595,585)
 Fund share transactions [note 5]: 	     (672,473)	      980,340


 Total increase in net assets 		      650,889	    1,913,675

 Net assets:
      Beginning of year 	            8,407,733	    6,494,058
      End of year 			   $9,058,622      $8,407,733






 		Canada Life of America Series Fund, Inc.

 		   Statement of Changes in Net Assets

 		      International Equity Series

 					       Year ended December 31

						    1999	1998

 Operations:
   Net investment income  			   $52,833    $26,094
   Net realized gain on investments and
    foreign currencies 				 1,326,502    444,889
   Net change in unrealized appreciation
    on investments and foreign currencies 	 1,404,296    299,042
 Net increase in net assets resulting from
  operations					 2,783,631    770,025

 Dividends to shareholders from:
    Net investment income 		           (53,114)   (26,094)
    Net realized gain on investments and foreign
     currencies                                 (1,366,576)  (444,889)
 Fund share transactions [note 5]: 		    56,225  1,188,893


 Total increase in net assets 			 1,420,166  1,487,935

 Net assets:
   Beginning of year 				 6,259,057  4,771,122
   End of year 				        $7,679,223 $6,259,057




         	Canada Life of America Series Fund, Inc. PRIVATE

			Notes to Financial Statements

				December 31, 1999



1.	Organization and Accounting Policies

Canada Life of America Series Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund was incorporated on February 23, 1989 and commenced operations on December 4, 1989, with the exception of the Capital Series and International Equity Series which commenced operations on April 23, 1993 and April 24, 1995, respectively. The shares of the Fund are sold only to Canada Life Insurance Company of America and Canada Life Insurance Company of New York to certain of their separate accounts to fund the benefits under variable annuity contracts.
The Fund's shares are offered in six different Series - Money Market Series, Managed Series, Bond Series, Value Equity Series, Capital Series and International Equity Series.


Securities Valuation

Securities listed or traded on the New York or American Stock Exchanges are valued at the last sale price on that Exchange, or if there were no sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price. Money market instruments with a remaining maturity of 60 days or less held by the Managed, Bond, Value Equity, Capital and International Equity Series and all instruments held by the Money Market Series are valued at amortized cost, which approximates market.


Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at end of period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of investments denominated in foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between foreign investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.


Securities Transactions and Investment Income

Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Bond premiums and discounts are amortized for both financial and tax reporting purposes.


Federal Income Taxes

The Fund is a regulated investment company as defined in Subchapter M of the Internal Revenue Code, as amended. It is the policy of the Fund to comply with the requirements of the Code and to distribute all of its taxable income. Therefore, no provision for income taxes has been recorded.


Distribution of Income and Gains

Dividends from net investment income and any net realized capital gains in the Money Market Series are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains in the Managed, Bond, Value Equity, Capital, and International Equity Series are declared and paid annually. Dividends from net investment income and capital gains distributions are recorded on the ex-dividend date. All dividends and distributions are reinvested in additional shares of the respective Series at the net asset value per share.


Expenses

Allocable expenses of the Fund are charged to each Series based on the ratio of the net assets of each Series to the combined net assets of the Fund. Non-allocable expenses are charged to each Series based on specific identification. All expenses are accrued daily.

Canada Life Insurance Company of America has agreed to reimburse the Managed, Bond, Value Equity, Capital and International Equity Series for operating expenses that exceed .40% of the average daily net assets. With respect to the Money Market Series, Canada Lif Insurance Company of America has agreed to reimburse operating expenses, exclusive of the advisory fee, that exceed .25% of its average daily net assets. No reimbursement was received in the current year as expenses did not exceed the established reimbursement levels.


Use of Estimates

The preparation of Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.


2.	Investment Advisory and Other Transactions with Affiliates

Investment Advisory Fees

CL Capital Management Inc. ("Advisor") receives from the Fund a fee for each of the Series at an annual rate of .50% of the net assets of each series except for the International Equity Series which is at an annual rate of .80% of net assets.

With respect to the Managed Series, the Advisor pays Laketon Investment Management Ltd., 35% owned by Canada Life Assurance Company, formerly "INDAGO Capital Management Inc.", a fee at an annual effective rate of .25% of the equity portion of the Series average net assets.

With respect to the Value Equity Series, the Advisor pays Laketon
Investment Management Ltd. a fee at an annual effective rate of .25% of average net assets.



With respect to the Capital Series, the Advisor pays J. & W.
Seligman & Co. a fee at an annual effective rate of .25% of average net assets.

With respect to the International Equity Series, the Advisor pays
Laketon Investment Management Ltd. a fee at an annual effective rate of .30% of average net assets.


Accounting and Administrative

Under an accounting services agreement, Canada Life Insurance
Company of America provides accounting and administrative services to the Fund.


Directors' Fees

Each director, who is not an affiliated person, received a base remuneration of $6,000 and an additional $1,000 for each meeting attended during 1999.


Other

In 1999, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $300,000 in each fund for a total amount of $1,500,000. These capital share transactions are reflected in shares redeemed.


3. Dissolution and Liquidation of Fund (Unaudited)

On November 19, 1999, Canada Life Insurance Company of America and Canada Life Insurance Company of New York filed individual applications with the Securities and Exchange Commission seeking orders to approve the replacement of the Funds' portfolios with other investment companies portfolios. Management of the Fund intends to recommend to the Funds' board of directors that the Fund cease operations, liquidate the assets of the Series and dissolve the Fund. Closing of the Fund is expected to occur during 2000, subject to the approval of the Securities and Exchange Commission.










 4.     Investment Transactions

 The aggregate cost of purchases and proceeds from sales (excluding short term investments)of investments for all Series, for the year ended December 31, 1999 are presented below:


				 			Proceeds
		 		    Cost of 		from
		 		    Securities 		Securities
				    Purchased 		Sold


 Managed Series 		    $14,273,676 	$16,196,514

 Bond Series 			     $2,500,561 	 $2,398,650

 Value Equity Series 		    $37,015,225 	$37,517,777

 Capital Series 		    $17,151,556 	$19,073,327

 International Equity Series 	    $11,098,856 	$11,670,727


 The information in the following table is presented on the basis of cost for federal income tax purposes as of December 31, 1999.


				     Identified
				     Cost of		Gross
				     Securities		Unrealized
				     Owned		Appreciation

 Money Market Series 	            $19,733,789         $    -
 Managed Series 		     11,363,063		  943,422
 Bond Series 			     18,110,600		     -
 Value Equity Series 		     17,947,411		3,103,649
 Capital Series 		      8,288,069		4,156,500
 International Equity Series 	      6,515,182		2,100,014


				 			Net
				     Gross		Unrealized
				     Unrealized		Appreciation
				    (Depreciation)	(Depreciation)

Money Market Series		    $      -		$     -
Managed Series			       (505,076)	   438,346
Bond Series			     (1,146,164)	(1,146,164)
Value Equity Series		       (475,810)	 2,627,839
Capital Series			       (122,359)	 4,034,141
International Equity Series	       (208,411)         1,891,603





 5.     Capital Share Transactions

 Transactions in capital stock were as follows:

 					Year ended December 31
					 1999		 1999
		 			Shares 		 Amount

 Money Market Series
  Shares sold 				48,273,166	$482,731,661
  Shares issued in reinvestment
    of dividends 			    83,046 	     830,465
   					48,356,212 	 483,562,126
  Shares redeemed 		       (47,537,514)	(475,375,143)
  Net increase  		           818,698	  $8,186,983

 Managed Series
   Shares sold 				    67,537	    $812,783
   Shares issued in reinvestment
     of dividends 			   117,477 	   1,391,926
   					   185,014 	   2,204,709
   Shares redeemed 		          (375,982)       (4,519,372)
   Net (decrease) 		          (190,968)      ($2,314,663)

 Bonds Series
   Shares sold 				   862,992        $9,269,073
   Shares issued in reinvestment
     of dividends 			    75,267           827,486
   					   938,259        10,096,559
   Shares redeemed 		          (837,569)       (8,989,815)
   Net increase  			   100,690        $1,106,744

 Value Equity Series
    Shares sold 			   333,620        $5,005,604
    Shares issued in reinvestment
      of dividends 			    53,750           777,050
   				           387,370         5,782,654
    Shares redeemed 		          (369,491)	  (5,594,288)
    Net increase  		            17,879 	    $188,366

 Capital Series
   Shares sold 				   296,331        $5,213,489
   Shares issued in reinvestment
     of dividends 			    38,240 	     609,603
   					   334,571 	   5,823,092
   Shares redeemed 		          (370,600)       (6,495,565)
   Net increase (decrease)  		   (36,029)	   ($672,473)

 International Equity Series
    Shares sold 			   136,610        $1,902,850
    Shares issued in reinvestment
      of dividends 			    40,925	     508,358
   					   177,535 	   2,411,208
    Shares redeemed 		          (175,657)       (2,354,983)
    Net increase  			     1,878 	     $56,225





 5.     Capital Share Transactions

 Transactions in capital stock were as follows:



						1998		1998
				 	       Shares 	       Amount

 Money Market Series
  Shares sold 			   	    24,707,682	 $247,076,818
  Shares issued in reinvestment
    of dividends 				66,033	      660,325
   					    24,773,715	  247,737,143
  Shares redeemed 			   (24,457,664)	 (244,576,639)
  Net increase  			       316,051	   $3,160,504

 Managed Series
   Shares sold 				       112,168	   $1,426,456
   Shares issued in reinvestment
     of dividends 			       140,924	    1,754,044
   					       253,092	    3,180,500
   Shares redeemed 			      (357,305)	   (4,513,710)
   Net (decrease) 			      (104,213)	  ($1,333,210)

 Bonds Series
   Shares sold 				     1,136,864	  $12,695,548
   Shares issued in reinvestment
     of dividends 				38,639	      409,020
   					     1,175,503	   13,104,568
   Shares redeemed 			      (323,468)	   (3,646,442)
   Net increase  			       852,035	   $9,458,126

 Value Equity Series
    Shares sold 			       808,855	  $11,378,457
    Shares issued in reinvestment
      of dividends 				83,955	    1,234,740
   					       892,810	   12,613,197
    Shares redeemed 			      (418,472)    (5,824,182)
    Net increase  			       474,338	   $6,789,015

 Capital Series
   Shares sold 				       144,582	   $2,149,583
   Shares issued in reinvestment
     of dividends 				89,255	    1,263,229
   					       233,837	    3,412,812
   Shares redeemed 			      (163,601)	   (2,432,472)
   Net increase (decrease)  			70,236	     $980,340

 International Equity Series
    Shares sold 			     1,788,949	  $21,110,448
    Shares issued in reinvestment
      of dividends 				24,601	      286,240
   					     1,813,550	   21,396,688
    Shares redeemed 			    (1,713,403)	  (20,207,795)
    Net increase  			       100,147	   $1,188,893




 			Canada Life of America Series Fund, Inc.

 				Financial Highlights

				 Money Market Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					       Year ended December 31


						1999		1998

 Net asset value, beginning of period 	       $10.00 	      $10.00

 Income from investment operations:

 Net investment income 				  0.43		0.46
 Total from investment operations 		  0.43		0.46

 Less distributions:

 Dividends from net investment income 		 (0.43)	       (0.46)
 Total distributions 		            	 (0.43)	       (0.46)

 Net asset value, end of period 		$10.00 	      $10.00

 Total return   		      		  4.44%		4.77%

 Ratios to average net assets/supplemental data:

 Net assets, end of period 		       $20,496,880 $12,309,897

 Ratio of expenses to average net assets before
      expense reimbursement 			   0.75%         0.95%

 Ratio of expenses to average net assets after 	   0.75%         0.75%
      expense reimbursement

 Ratio of net investment income to average net
      assets     				   4.33%         4.64%






 See accompanying notes



 			Canada Life of America Series Fund, Inc.

 				Financial Highlights


 				 Money Market Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					       Year ended December 31


						1997		1996

 Net asset value, beginning of period 		$10.00 	       $10.00

 Income from investment operations:

 Net investment income 				  0.48		 0.45
 Total from investment operations 		  0.48		 0.45

 Less distributions:

 Dividends from net investment income 		 (0.48)		(0.45)
 Total distributions 				 (0.48)		(0.45)

 Net asset value, end of period 		$10.00 	       $10.00

 Total return   				  4.95%		 4.58%

 Ratios to average net assets/supplemental data:

 Net assets, end of period 			$9,149,393  $7,599,213

 Ratio of expenses to average net assets before
      expense reimbursement 			   1.16%	 1.09%

 Ratio of expenses to average net assets after
      expense reimbursement 			   0.75%	 0.75%

 Ratio of net investment income to average net
      assets     				   4.78%	 4.54%






 See accompanying notes


 			Canada Life of America Series Fund, Inc.

 				Financial Highlights

 				 Money Market Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					Year ended December 31


						1995

 Net asset value, beginning of period 		$10.00

 Income from investment operations:

 Net investment income 				  0.49
 Total from investment operations 		  0.49

 Less distributions:

 Dividends from net investment income 		 (0.49)
 Total distributions 				 (0.49)

 Net asset value, end of period 		$10.00

 Total return   				  4.95%

 Ratios to average net assets/supplemental data:

 Net assets, end of period 			$4,608,718

 Ratio of expenses to average net assets before
      expense reimbursement 			  1.14%

 Ratio of expenses to average net assets after
      expense reimbursement 			  0.75%

 Ratio of net investment income to average net
      assets     				  4.98%



 See accompanying notes



		 Canada Life of America Series Fund, Inc.

			 Financial Highlights

			    Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					        Year ended December 31


		 				 1999* 		 1998

 Net asset value, beginning of period 	        $11.85 	       $12.45

 Income from investment operations:

 Net investment income 				  0.32		 0.29
 Net realized and unrealized
      gain on investments 			  0.59		 0.23
 Total from investment operations 		  0.91		 0.52

 Less distributions:

 Dividends from net investment income 		 (0.32)		(0.29)
 Distributions  from net realized gains 	 (1.11)		(0.83)
 Total distributions 				 (1.43)		(1.12)


 Net asset value, end of period 	        $11.33 	       $11.85


 Total return  					  9.49%		 5.15%

 Ratios to average net assets/supplemental data:

 Net assets, end of period  		       $10,564,740 $13,308,554

 Ratio of expenses to average net assets after 	  0.90%		 0.96%

 Ratio of net investment income to average net
      assets  					  0.90%		 0.90%

 Ratio of net investment income to average net
      assets  		 			  2.73%		 2.35%

 Portfolio turnover rate 			122.01%	       167.95%




 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services for the equity portion of
      Managed Portfolio.   From that date, Laketon is entitled to
      advisory fees at the effective annual rate of 0.25% of the average daily net assets of the equity portion of Managed portoflio.



 See accompanying notes


 			Canada Life of America Series Fund, Inc.

 				Financial Highlights

 			           Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					       Year ended December 31


						1997		1996

 Net asset value, beginning of period 	       $11.80 	       $12.37

 Income from investment operations:

 Net investment income 				 0.34		 0.32
 Net realized and unrealized
      gain on investments 			 1.66		 0.27
 Total from investment operations 		 2.00 		 0.59

 Less distributions:

 Dividends from net investment income 		(0.34)		(0.32)
 Distributions  from net realized gains 	(1.01)		(0.84)
 Total distributions 				(1.35)		(1.16)


 Net asset value, end of period 	       $12.45 	       $11.80


 Total return  					17.61%		 5.75%

 Ratios to average net assets/supplemental data:

 Net assets, end of period  		     $15,277,567   $15,972,639

 Ratio of expenses to average net assets before
      expense reimbursement 			 0.95%		 0.95%

 Ratio of expenses to average net assets after 	 0.90%		 0.90%

 Ratio of net investment income to average net
      assets  					 2.74%		 2.53%

 Portfolio turnover rate 			82.80%	       144.67%




 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services for the equity portion of
      Managed Portfolio.   From that date, Laketon is entitled to
      advisory fees at the effective annual rate of 0.25% of the average daily net assets of the equity portion of Managed Portoflio.

 See accompanying notes


 		Canada Life of America Series Fund, Inc.

			 Financial Highlights

 			   Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.


 					Year ended December 31


						1995

 Net asset value, beginning of period 		$12.01

 Income from investment operations:

 Net investment income 				  0.40
 Net realized and unrealized
      gain on investments 			  2.38
 Total from investment operations 		  2.78

 Less distributions:

 Dividends from net investment income 		 (0.41)
 Distributions  from net realized gains 	 (2.01)
 Total distributions 				 (2.42)


 Net asset value, end of period 		$12.37


 Total return  					 21.92%

 Ratios to average net assets/supplemental data:

 Net assets, end of period  			$17,033,045

 Ratio of expenses to average net assets before
      expense reimbursement 			  1.03%

 Ratio of expenses to average net assets after 	  0.90%

 Ratio of net investment income to average net
      assets  					  3.06%

 Portfolio turnover rate 			145.14%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services for the equity portion of
      Managed Portfolio.   From that date, Laketon is entitled to
      advisory fees at the effective annual rate of 0.25% of the average daily net assets of the equity portion of Managed Portoflio.



 See accompanying notes


 		Canada Life of America Series Fund, Inc.
			 Financial Highlights

 				Bond Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

					       Year ended December 31


						 1999		 1998

 Net asset value, beginning of period 		$10.99 	       $10.59

 Income from investment operations:

 Net investment income 				  0.52		 0.55
 Net realized and unrealized
   gain on investments 				 (0.95)		 0.67
 Total from investment operations 		 (0.43)		 1.22

 Less distributions:

 Dividends from net investment income 		 (0.52)		(0.55)
 Distributions from net realized gains 		   -	        (0.27)
 Distributions from paid-in capital 		   -		  -
 Total distributions 				 (0.52)		(0.82)


 Net asset value, end of period 	        $10.04 	       $10.99


 Total return  					 -3.85%          9.00%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  		      $16,259,036  $16,705,618

 Ratio of expenses to average net assets before
     expense reimbursement 			  0.90%		 0.92%

 Ratio of expenses to average net assets after
      expense reimbursement 			  0.90%		 0.90%

 Ratio of net investment income to average net
      assets 					  4.96%		 5.04%

 Portfolio turnover rate 			 15.85%	       105.90%
 See accompanying notes


 			      Canada Life of America Series Fund, Inc.
 					 Financial Highlights


					    Bond Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					       Year ended December 31


						 1997		 1996

 Net asset value, beginning of period 		$10.36 	       $10.45

 Income from investment operations:

 Net investment income 				  0.60		 0.60
 Net realized and unrealized
   gain on investments 				  0.23		(0.09)
 Total from investment operations 		  0.83		 0.51

 Less distributions:

 Dividends from net investment income 		 (0.60)		(0.60)
 Distributions from net realized gains 		   -		  -
 Distributions from paid-in capital 		   -		  -
 Total distributions 				 (0.60)		(0.60)


 Net asset value, end of period 		$10.59 	       $10.36


 Total return  					  8.09%		 4.66%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  		        $7,065,818  $6,712,914

 Ratio of expenses to average net assets before
     expense reimbursement 			  1.02%		 1.08%

 Ratio of expenses to average net assets after
      expense reimbursement 			  0.90%		 0.90%

 Ratio of net investment income to average net
      assets 					  5.70%		 5.73%

 Portfolio turnover rate 		        127.63%	       284.11%


 See accompanying notes


 			Canada Life of America Series Fund, Inc.
 				   Financial Highlights


 					Bond Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.

					 Year ended December 31


						1995

 Net asset value, beginning of period 		$9.75

 Income from investment operations:

 Net investment income 				 0.65
 Net realized and unrealized
   gain on investments 				 1.09
 Total from investment operations 		 1.74

 Less distributions:

 Dividends from net investment income 		(0.64)
 Distributions from net realized gains 		(0.15)
 Distributions from paid-in capital 		(0.25)
 Total distributions 				(1.04)


 Net asset value, end of period 	       $10.45


 Total return  					16.77%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  		       $5,493,594

 Ratio of expenses to average net assets before
     expense reimbursement 		   	 1.09%

 Ratio of expenses to average net assets after
      expense reimbursement 			 0.88%

 Ratio of net investment income to average net
      assets 		   			 6.06%

 Portfolio turnover rate 		       245.32%



 See accompanying notes


 			Canada Life of America Series Fund, Inc.

 				Financial Highlights


			         Value Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					       Year ended December 31


		 				 1999* 		 1998

 Net asset value, beginning of period 		$14.45 	       $14.71

 Income from investment operations:

 Net investment income 				  0.06		 0.03
 Net realized and unrealized
   gain on investments 				  2.80		 0.49
 Total from investment operations 		  2.86		 0.52

 Less distributions:

 Dividends from net investment income 		 (0.06)		(0.03)
 Distributions from net realized gains 		 (2.06)		(0.75)
 Total distributions 				 (2.12)		(0.78)


 Net asset value, end of period 		$15.19 	       $14.45


 Total return   				 20.14%		 2.81%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  		      $17,958,310  $16,829,336

 Ratio of expenses to average net assets before   0.90%		 0.97%
      expense reimbursement

 Ratio of expenses to average net assets after
       expense reimbursement    		  0.90%		 0.90%

 Ratio of net investment income to average net
       assets 					  0.38%		 0.22%

 Portfolio turnover rate 			208.33%	       189.28%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services subadvisory agreement to provide investment subadvisory services for Value Equity Portfolio.
    From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assets of the equity portion of Value Equity Portfolio.



 See accompanying notes


               Canada Life of America Series Fund, Inc.

                       Financial Highlights


 			Value Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

                                                Year ended December 31


		  				 1997		 1996

 Net asset value, beginning of period 		$13.00 	       $13.51

 Income from investment operations:

 Net investment income 		                  0.04		 0.02
 Net realized and unrealized
   gain on investments 		                  3.44		 0.80
 Total from investment operations 		  3.48		 0.82

 Less distributions:

 Dividends from net investment income 		 (0.04)		(0.02)
 Distributions from net realized gains 		 (1.73)		(1.31)
 Total distributions 		                 (1.77)		(1.33)


 Net asset value, end of period 		$14.71 	       $13.00


 Total return   				 26.93%		 6.94%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  		       $10,146,856  $8,518,192

 Ratio of expenses to average net assets before   1.01%		 0.99%
      expense reimbursement

 Ratio of expenses to average net assets after
       expense reimbursement    		  0.90%		 0.90%

 Ratio of net investment income to average net
       assets 					  0.28%		 0.17%

 Portfolio turnover rate 		         50.97%	        46.78%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services subadvisory agreement to provide investment subadvisory services for Value Equity Portfolio.
    From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assets of the equity portion of Value Equity Portfolio.



 See accompanying notes


                  Canada Life of America Series Fund, Inc.

                               Financial Highlights


 				Value Equity Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					Year ended December 31
						1995

 Net asset value, beginning of period 		$13.46

 Income from investment operations:

 Net investment income 				  0.12
 Net realized and unrealized
   gain on investments 				  3.17
 Total from investment operations 		  3.29

 Less distributions:

 Dividends from net investment income 		 (0.12)
 Distributions from net realized gains 		 (3.12)
 Total distributions 				 (3.24)


 Net asset value, end of period 		$13.51


 Total return   				 23.66%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  			$8,244,957

 Ratio of expenses to average net assets before   1.07%
      expense reimbursement

 Ratio of expenses to average net assets after
       expense reimbursement    		  0.90%

 Ratio of net investment income to average net
       assets 					  0.81%

 Portfolio turnover rate 		        103.07%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services subadvisory agreement to provide investment subadvisory services for Value Equity Portfolio.
    From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assets of the equity portion of Value Equity Portfolio.




 See accompanying notes


 			Canada Life of America Series Fund, Inc.

 				Financial Highlights


				 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 						Year ended December 31


						 1999		1998

 Net asset value, beginning of period 		$15.89 	      $14.15

 Income from investment operations:

 Net investment income  (loss) 			 (0.09)	       (0.06)
 Net realized and unrealized
   gain on investments 		       		  9.39		2.87
 Total from investment operations 		  9.30		2.81

 Less distributions:

 Dividends from net investment income 		   -		 -
 Distributions from net realized gains 		 (6.82)	       (1.07)
 Total distributions 				 (6.82)	       (1.07)


 Net asset value, end of period 		$18.37 	      $15.89

 Total return   		                 61.64%	       20.23%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  		        $9,058,622  $8,407,733

 Ratio of expenses to average net assets before   0.90%	        0.99%
      expense reimbursement

 Ratio of expenses to average net assets after
       expense reimbursement 			  0.90%		0.90%

 Ratio of net investment income to average net
       assets 					 -0.51%       -0.43%

 Portfolio turnover rate 			193.26%	      123.69%



 See accompanying notes


 			Canada Life of America Series Fund, Inc.

				 Financial Highlights


 				    Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 						Year ended December 31


						 1997		 1996

 Net asset value, beginning of period 		$13.96 	       $13.55

 Income from investment operations:

 Net investment income  (loss) 		           -		 0.03
 Net realized and unrealized
   gain on investments 				  2.75		 1.68
 Total from investment operations 		  2.75		 1.71

 Less distributions:

 Dividends from net investment income 		   -		(0.03)
 Distributions from net realized gains 		 (2.56)		(1.27)
 Total distributions 		 		 (2.56)		(1.30)


 Net asset value, end of period 		$14.15 	       $13.96

 Total return   				 21.14%		12.65%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  			$6,494,058  $6,676,516

 Ratio of expenses to average net assets before   0.99%		 0.99%
      expense reimbursement

 Ratio of expenses to average net assets after
       expense reimbursement 			  0.90%		 0.90%

 Ratio of net investment income to average net
       assets 					  0.03%		 0.19%

 Portfolio turnover rate 			 84.39%		54.11%


 See accompanying notes


			Canada Life of America Series Fund, Inc.

 				Financial Highlights


				    Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 					Year ended December 31


						  1995

 Net asset value, beginning of period 		$10.48

 Income from investment operations:

 Net investment income  (loss) 			  0.02
 Net realized and unrealized
   gain on investments 			          3.56
 Total from investment operations 		  3.58

 Less distributions:

 Dividends from net investment income 		 (0.01)
 Distributions from net realized gains 		 (0.50)
 Total distributions 		                 (0.51)


 Net asset value, end of period 		$13.55

 Total return   				 33.99%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  			$6,366,302

 Ratio of expenses to average net assets before   1.09%
      expense reimbursement

 Ratio of expenses to average net assets after
       expense reimbursement 			  0.88%

 Ratio of net investment income to average net
       assets 				          0.11%

 Portfolio turnover rate 			 33.42%

 See accompanying notes


 		Canada Life of America Series Fund, Inc.

			 Financial Highlights


 			International Equity Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 						Year ended December 31


		 				 1999* 		 1998

 Net asset value, beginning of period 		$12.27 	       $11.64

 Income from investment operations:

 Net investment income   		     	  0.10		 0.06
 Net realized and unrealized gain on investments  5.41		 1.62
 Total from investment operations 		  5.51		 1.68

 Less distributions:

 Dividends from net investment income 		 (0.10)		(0.06)
 Distributions from net realized gains 		 (2.68)		(0.99)
 Total distributions 				 (2.78)		(1.05)


 Net asset value, end of period 		$15.00 	       $12.27

 Total return  					 45.10%		13.37%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  			$7,679,223  $6,259,057

 Ratio of expenses to average net assets before
      expense reimbursement 			  1.20%		 1.47%

 Rato of expenses to average net assets after
       expense reimbursement 		          1.20%		 1.20%

 Ratio of net investment income to average net
        assets 		                          0.76%		 0.48%

 Portfolio turnover rate 			164.66%	       119.77%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services for International Equity
      Portfolio.   From that date, Laketon is entitled to advisory
      fees at the effective annual rate of 0.30% of the average daily net assets of the International Equity Portfolio.
 **   1995 amounts annualized from April 24, 1995.



 See accompanying notes


		 Canada Life of America Series Fund, Inc.

 			  Financial Highlights

 			International Equity Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.


 						Year ended December 31

						 1997		 1996

 Net asset value, beginning of period 		$11.82 	       $10.09

 Income from investment operations:

 Net investment income   			  0.07		 0.16
 Net realized and unrealized gain on investments  0.56		 1.83
 Total from investment operations 		  0.63		 1.99

 Less distributions:

 Dividends from net investment income 		 (0.07)		(0.16)
 Distributions from net realized gains 		 (0.74)		(0.10)
 Total distributions 				 (0.81)		(0.26)


 Net asset value, end of period 		$11.64 	       $11.82

 Total return  					  4.32%		19.44%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  			$4,771,122  $3,305,190

 Ratio of expenses to average net assets before
      expense reimbursement 		   	  1.32%		 1.56%

 Rato of expenses to average net assets after
       expense reimbursement 			  1.20%		 1.20%

 Ratio of net investment income to average net
        assets 					  0.57%		 1.44%

 Portfolio turnover rate 			 37.73%		56.28%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services for International Equity
      Portfolio.   From that date, Laketon is entitled to advisory
      fees at the effective annual rate of 0.30% of the average daily net assets of the International Equity Portfolio.
 **   1995 amounts annualized from April 24, 1995.



 See accompanying notes


 			Canada Life of America Series Fund, Inc.

 				Financial Highlights


 				International Equity Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.


 					     Year ended December 31

						For the Period
						24-Apr-95
						(commencement
						of operations) to
						31-Dec
						1995

 Net asset value, beginning of period 		$10.00

 Income from investment operations:

 Net investment income   			 $0.10
 Net realized and unrealized gain on investments $0.49
 Total from investment operations 		 $0.59

 Less distributions:

 Dividends from net investment income 		($0.10)
 Distributions from net realized gains 		($0.40)
 Total distributions 				($0.50)


 Net asset value, end of period 		$10.09

 Total return  					  8.53%	 **

 Ratios to average net assets/supplemental data:

 Net assets, end of  period  			$2,085,588

 Ratio of expenses to average net assets before
      expense reimbursement 			  1.06%

 Rato of expenses to average net assets after
       expense reimbursement 			  1.20%	 **

 Ratio of net investment income to average net
        assets 					  1.43%	 **

 Portfolio turnover rate 			 33.56%



 * Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999 shareholders approved the subadvisory agreement to provide investment subadvisory services for International Equity
      Portfolio.   From that date, Laketon is entitled to advisory
      fees at the effective annual rate of0.30% of the average daily net assets of the International Equity Portfolio.
 **   1995 amounts annualized from April 24, 1995.


 See accompanying notes



		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Money Market Series Portfolio

			December 31, 1999




						  Principal  Market
						  Amount     Value
U.S. Government & its Agencies - 67.0%

Fed. Farm Credit Banks ( 5.530% due 01/18/00)   $3,000,000  $2,992,049
Fed. Home Loan Banks ( 5.450% due 01/24/00 )	 1,300,000   1,295,289
Fed. Home Loan Banks ( 4.800% due 01/18/00 )	   500,000     498,866
Fed. Home Loan Mort. Corp. ( 5.780% due 02/15/00)1,200,000   1,191,315
Fed. Home Loan Mort. Corp. ( 5.700% due 02/08/00)2,350,000   2,335,825
Fed. Home Loan Mort. Corp. ( 5.700% due 01/27/00)  850,000     846,487
Fed. National Mort. Assn. ( 5.600% due 02/17/00)   200,000     198,530
Fed. National Mort. Assn. ( 5.660% due 02/09/00) 2,100,000   2,087,095
Fed. National Mort. Assn. ( 5.450% due 01/26/00) 1,200,000   1,195,293
Fed. National Mort. Assn. ( 5.700% due 01/14/00) 1,100,000   1,097,722

							    13,738,471

Promissory Note - 5.9%

 Export Development Corp. ( 5.850% due 01/25/00) 1,200,000   1,195,318


Commercial Paper - 23.4%

Associates Corp. of N.A. ( 5.833% due 01/18/00)    800,000     800,000
Ford Motor Credit Co. ( 5.802% due 01/20/00 )	   800,000     800,000
Gen. Electric Capital Corp. ( 5.866% due 02/02/00) 800,000     800,000
IBM Credit Corp. ( 5.969% due 02/08/00)	           800,000     800,000
John Deere Capital Corp. ( 5.705% due 01/25/00)    800,000     800,000
Norwest Financial Inc. ( 5.815% due 02/02/00)	   800,000     800,000

							     4,800,000

Total Securities ( identified cost - $19,733,789 )	    19,733,789

Other net assets - 3.7%					       763,091

Total net assets				        $   20,496,880

 See accompanying notes.


		Canada Life of America Series Fund, Inc.
 	   Schedule of Investments - Managed Series Portfolio

			   December 31, 1999

						     Principal	Market
						     Amount	Value
SHORT TERM NOTES - 6.6%

 Canadian Wheat Board ( 5.870% due 02/01/00)	  $  50,000 $   49,743
 Export Development Corp. ( 5.550% due 02/07/00)    150,000    149,139
 Export Development Corp. ( 5.830% due 01/18/00)     50,000     49,856
 Fed. Home Loan Mort. Corp. ( 5.530% due 01/27/00)  200,000    199,190
 Fed. Home Loan Mort. Corp. ( 5.580% due 01/25/00)  200,000    199,253
 Province Of Ontario ( 5.830% due 01/12/00)          50,000     49,910

Total Short Term Notes					       697,091


BONDS - 47.6%

U.S. Government & its Agencies - 32.3%

 U.S. Treasury Bonds ( 5.500% due 08/15/28)       1,125,000    960,469
 U.S. Treasury Bonds ( 5.250% due 08/15/03)	    700,000    674,844
 Fed.  Home Loan Banks ( 6.810% due 08/20/07)        50,000	47,905
 Fed.  Home Loan Mort. Corp. ( 7.500% due 02/01/28)  48,983	48,591
 Fed.  Home Loan Mort. Corp. ( 6.500% due 12/01/27) 341,408    322,118
 Fed.  Home Loan Mort. Corp. ( 6.500% due 02/01/18)  79,736     76,179
 Fed.  Home Loan Mort. Corp. ( 7.500% due 12/01/16)  50,673	50,691
 Fed.  Home Loan Mort. Corp. ( 7.585% due 09/19/06) 150,000    149,012
 Fed.  National Mort. Assn. ( 6.500% due 01/01/28)  225,865    212,963
 Fed.  National Mort. Assn. ( 6.500% due 03/01/18)   83,391     79,856
 Fed.  National Mort. Assn. ( 6.500% due 02/01/18)   79,275	75,914
 Fed.  National Mort. Assn. ( 7.000% due 02/25/13)   48,000	46,267
 Fed.  National Mort. Assn. ( 7.070% due 10/24/06)  100,000	98,000
 Govt. National Mort. Assn. ( 7.000% due 09/15/27)   78,744	76,119
 Govt. National Mort. Assn. ( 7.000% due 10/15/25)  286,986    277,420
 Govt. National Mort. Assn. ( 8.000% due 06/15/24)   56,643	57,268
 Govt. National Mort. Assn. ( 8.000% due 05/15/24)   92,050	93,067
 Govt. National Mort. Assn. ( 8.000% due 05/15/24)   67,400	68,144
							     3,414,827

Corporate - 15.3%

 American Gen. Finance Corp. ( 5.750% due 11/01/03) 250,000    237,353
 Coca-Cola Enterprises Inc. ( 6.950% due 11/15/26)  150,000    136,397
 Comdisco Inc. ( 6.130% due 08/01/01)		    250,000    244,004
 GTE North Inc. ( 6.375% due 02/15/10)              250,000    231,834
 Johnson & Johnson Inc. ( 8.720% due 11/01/24)	    225,000    242,289
 Lafarge Corp. ( 6.375% due 07/15/05)		    250,000    236,410
 Pacific Bell ( 6.125% due 02/15/08)		    150,000    138,681
 Virginia Electric & Power ( 7.625% due 07/01/07)   150,000    150,236
							     1,617,204

Total Bonds						     5,032,031


 See accompanying notes.




		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Managed Series Portfolio (Continued)

				December 31, 1999

							      Market
						    Shares    Value
COMMON STOCKS  - 57.5%

Aerospace & Defence - 1.0%
Aerospace & Defence - 1.0%
	Honeywell International Inc.		      1,890  $ 109,029

Broadcasting & Publishing - 0.9%
Advertising - 0.9%
      Omnicom Group Inc.			        940     94,000

Energy  - 3.9%
Oil & Gas - 3.9%
      Atlantic Richfield Co.	          	      1,100	95,150
      Exxon Mobil Corp.	          		      1,730    139,373
      Royal Dutch Petroleum Co. - sponsored ADR	      2,900    175,269
	                                     	               409,792

Finance - 9.5%
Banks - 3.4%
	Bank Of America Corp.			      2,690    135,004
	Chase Manhattan Corp.			      1,620    125,854
	Firstar Corp.				      4,720     99,710
							       360,568

Credit & Other Finance - 3.1%
	Citigroup Inc.				      3,440    191,135
	MBNA Corp.				      4,970    135,433
							       326,568

Investment Service - 3.0%
	Merrill Lynch & Co. Inc.		      1,120	93,520
	Morgan Stanley Dean Witter & Co.	 	960    137,040
	J.P. Morgan & Co. Inc.			  	650	82,306
							       312,866

	     Total Finance   				     1,000,002

Health - 2.3%
Drugs & Pharmaceuticals - 2.3%
	Pfizer Inc.				      4,220    136,886
	Schering-Plough Corp.			      2,470    104,203
							       241,089

 See accompanying notes.


		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Managed Series Portfolio (Continued)

				December 31, 1999

							      Market
						      Shares  Value
Manufacturing - 10.9%
Auto Cars - 1.0%
	Ford Motor Co..				       1,890  $100,997

Chemicals & Plastics - 1.1%
	Dow Chemical Co.	          	  	 850   113,581

Cosmetics & Toiletries - 0.9%
	Kimberly-Clark Corp.	          	       1,410    92,002

Electronic Products - 2.2%
	Applied Materials Inc.			       1,050   133,022
	LSI logic Corp.				       1,510   101,925
							       234,947

Miscellenous - 3.8%
	Anheuser-Busch Companies Inc.		       1,410	99,933
	Guidant Corp.				       1,880	88,360
	Minnesota Mining & Manufacturing Co.	       1,040   101,790
	Tyco International Ltd.			       2,820   109,628
							       399,711

Paper & Related Products - 1.9%
	Georgia Pacific Corp.			       2,180   110,635
	Weyerhaeuser Co.			       1,310	94,074
							       204,709

	     Total Manufacturing			     1,145,947

Media & Leisure - 3.6%
Entertainment - 3.6%
	Carnival Corp.	          		       2,270   108,534
	Time Warner Inc.	        	       1,910   138,356
	Viacom Inc.	          		       2,200   132,963
						               379,853

Pipelines - 1.1%
	Enron Corp.	          		       2,650   117,594

Retail & Wholesale - 4.7%
Apparel Stores - 1.0%
	The Gap Inc.				       2,260   103,960

General Merchandising - 2.9%
	Bestfoods				       1,690    88,830
	Home Depot Inc.				       2,460   168,664
	Sysco Corp.	          		       1,200	47,475
							       304,969

Retail & Wholesale, Miscellaneous - 0.8%
	CVS Corp.				       2,130	85,066

	     Total Retail & Wholesale			       493,995

 See accompanying notes.

		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Managed Series Portfolio (Continued)

			   December 31, 1999

								Market
						      Shares	Value

Services - 5.9%
Internet - 1.4%
	America Online Inc.			       2,130  $160,682

Networking - 2.2%
	Cisco Systems Inc.	          	       2,140   229,248

Telecommunication - 2.3%
	Nextel Communications Inc.	 	       1,140   117,563
	Voicestream Wireless Corp.	   	         850   120,966
							       238,529

	     Total Services				       628,459

Technology - 13.7%
Communication Equipment - 5.3%
	AT&T Corp.				       2,790   141,593
	Comcast Corp.				       2,090   105,675
	Motorola Inc.				       1,060   156,085
	MCI Worldcom Inc.			       3,033   160,939
							       564,292

Computer Services & Software - 5.6%
	Ariba Inc.			 	   	 200	35,475
	Microsoft Corp.				       3,450   402,788
	Sun Microsystem Inc.			       1,920   148,680
							       586,943

Electronic Products - 2.8%
	Broadcom Corp.			  		 200	54,475
	Solectron Corp.				       1,230   117,004
	Texas Instruments Inc.			       1,340   129,813
				      		      	       301,292

	     Total Technology 			     	     1,452,527

Total Common Stocks				     	     6,072,287

Total Securities ( identified cost - $11,363,063 )          11,801,409

Other net liabilities - (11.7)%			            (1,236,669)

Total net assets					   $10,564,740

 See accompanying notes.

 		Canada Life of America Series Fund, Inc.
	     Schedule of Investments - Bond Series Portfolio

				December 31, 1999

						     Principal	Market
						     Amount	Value
SHORT TERM NOTES - 18.0%

 Canadian Treasury ( 5.520% due 01/24/00)	$    50,000    $49,823
 Canadian Treasury ( 5.300% due 01/19/00)	    100,000	99,731
 Canadian Wheat Board ( 5.870% due 02/01/00)	    200,000    198,974
 Export Development Corp. ( 5.700% due 02/07/00)    200,000    198,823
 Export Development Corp. ( 5.500% due 02/01/00)     50,000	49,761
 Export Development Corp. ( 5.850% due 01/25/00)     50,000	49,804
 Export Development Corp. ( 5.830% due 01/18/00)    100,000	99,713
 Fed.  Farm Credit Banks ( 5.530% due 01/27/00)     750,000    746,970
 Fed.  National Mort. Assn. ( 5.600% due 02/17/00)  800,000    794,120
 Fed.  National Mort. Assn. ( 5.450% due 01/25/00)  650,000    647,538

Total Short Term Notes					     2,935,257


BONDS - 86.3%

U.S. Government & its Agencies - 64.9%

 United States of America ( 5.500% due 08/15/28)    950,000    811,063
 United States of America ( 6.000% due 02/15/26)    140,000  1,281,000
 United States of America ( 6.125% due 08/15/07)  2,440,000  2,379,000
 United States of America ( 6.500% due 05/15/05)  2,400,000  2,401,500
 United States of America ( 5.875% due 02/15/04)    500,000    491,875
 Fed. Home Loan Banks ( 6.810% due 08/20/07 )	     50,000	47,905
 Fed. Home Loan Mort. Corp. ( 7.500% due 02/01/28)   48,983	48,591
 Fed. Home Loan Mort. Corp. ( 6.500% due 12/01/27)  341,408    322,118
 Fed. Home Loan Mort. Corp. ( 6.500% due 02/01/18)   79,736	76,179
 Fed. Home Loan Mort. Corp. ( 7.500% due 12/01/16)   58,460	58,481
 Fed. Home Loan Mort. Corp. ( 7.585% due 09/19/06)  150,000    149,012
 Fed. National Mort. Assn. ( 6.500% due 01/01/28)   225,865    212,963
 Fed. National Mort. Assn. ( 6.500% due 03/01/18)    83,392	79,856
 Fed. National Mort. Assn. ( 6.500% due 02/01/18)    79,275	75,914
 Fed. National Mort. Assn. ( 7.000% due 02/25/13)    48,000	46,267
 Fed. National Mort. Assn. ( 7.070% due 10/24/06)   100,000	98,000
 Fed. National Mort. Assn. ( 5.750% due 06/15/05)   749,000    711,850
 Fed. National Mort. Assn. ( 5.750% due 04/15/03)   807,000    784,095
 Govt.National Mort. Assn. ( 7.000% due 09/15/27)    78,744	76,119
 Govt.National Mort. Assn. ( 7.000% due 10/15/25)   179,366    173,387
 Govt.National Mort. Assn. ( 8.000% due 06/15/24)    56,643	57,268
 Govt.National Mort. Assn. ( 8.000% due 05/15/24)    92,050	93,067
 Govt.National Mort. Assn. ( 8.000% due 05/15/24)    67,400	68,144

							    10,543,654
See accompanying notes.

		Canada Life of America Series Fund, Inc.
 	Schedule of Investments - Bond Series Portfolio (Continued)

				December 31, 1999


						     Principal Market
						     Amount	Value
Corporate - 21.4%

American Gen. Finance Corp. ( 5.750% due 11/01/03)  $250,000  $237,353
CIT Group Inc. ( 5.500% due 02/15/04 )		      250,000  234,270
Coca-Cola Enterprises Inc. ( 6.950% due 11/15/26)    150,000   136,397
Comdisco Inc. ( 6.130% due 08/01/01 )		     250,000   244,004
Comed Transitional Funding Trust(5.440% due 03/25/07)250,000   235,441
Corning Inc. ( 6.850% due 03/01/29 )		     250,000   221,789
GE Capital Mort. Services Inc. ( 6.500% due 04/25/08) 59,319	57,910
GTE North Inc. ( 6.375% due 02/15/10 )               250,000   231,834
Johnson & Johnson Inc. ( 8.720% due 11/01/24)	     225,000   242,289
Lafarge Corp. ( 6.375% due 07/15/05 )		     250,000   236,410
Pacific Bell ( 6.125% due 02/15/08 )		     150,000   138,681
Puget Sound Energy Inc. ( 7.000% due 03/09/29)	     250,000   218,926
Ralston Purina Co. ( 7.875% due 06/15/25 )	     250,000   243,471
Service Corp. International ( 6.000% due 12/15/05)   250,000   186,014
Universal Foods Corp. ( 6.500% due 04/01/09)	     250,000   227,083
Virginia Electric & Power Co. ( 7.625% due 07/01/07) 150,000   150,236
Walt Disney Co. ( 4.200% due 03/15/01)		     250,000   243,417

							     3,485,525

Total Bonds						    14,029,179

Total Securities ( identified cost - $18,110,600 )	    16,964,436

Other net liabilities - (4.3)%				     (705,400)

Total net assets				          $ 16,259,036

See accompanying notes.

		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Value Equity Series Portfolio

 			December 31, 1999

								Market
						       Shares   Value
COMMON STOCKS  - 114.6%

Aerospace & Defence - 2.1%
Aerospace & Defence - 2.1%
	Honeywell International Inc.		       6,500  $374,969

Broadcasting & Publishing - 1.7%
Advertising - 1.7%
	Omnicom Group Inc.			       3,200   320,000

Energy  - 7.3%
Oil & Gas - 7.3%
      Atlantic Richfield Co.	          	       3,700   320,050
      Exxon Mobil Corp.	          	               5,900   475,319
      Royal Dutch Petroleum Co. - sponsored ADR	       8,600   519,763
	                                     	             1,315,132

Finance - 18.9%
Banks - 6.9%
	Bank Of America Corp.			       9,120   457,710
	Chase Manhattan Corp.			       5,400   419,513
	Firstar Corp.			      	      17,100   361,238
							     1,238,461

Credit & Other Finance - 6.0%
	Citigroup Inc.			      	      11,400   633,413
	MBNA Corp.			       	      16,200   441,450
							     1,074,863

Investment Service - 6.0%
	Merrill Lynch & Co. Inc.		       4,000   334,000
	Morgan Stanley Dean Witter & Co.	       3,200   456,800
	J.P. Morgan & Co. Inc.			       2,300   291,237
							     1,082,037

	     Total Finance   				     3,395,361

Health - 4.6%
Drugs & Pharmaceuticals - 4.6%
	Pfizer Inc.				      14,300   463,856
	Schering-Plough Corp.			       8,700   367,031
							       830,887

See accompanying notes.

		Canada Life of America Series Fund, Inc.
Schedule of Investments - Value Equity Series Portfolio (Continued)

 			December 31, 1999

						              Market
						     Shares   Value
Manufacturing - 22.4%
Auto Cars - 2.3%
	Ford Motor Co.				       7,800  $416,813

Chemicals & Plastics - 2.1%
	Dow Chemical Co.	          	       2,800   374,150

Cosmetics & Toiletries - 1.9%
	Kimberly-Clark Corp.	                       5,200   339,300

Electronic Products- 4.4%
	Applied Materials Inc.			       3,500   443,406
	LSI logic Corp.				       5,200   351,000
							       794,406

Miscellenous - 7.6%
	Anheuser-Busch Companies Inc.		       4,700   333,112
	Guidant Corp.				       6,600   310,200
	Minnesota Mining & Manufacturing Co.	       3,700   362,138
	Tyco International Ltd.			       9,300   361,538
							     1,366,988

Paper & Related Products - 4.1%
	Georgia Pacific Corp.			       7,600   385,700
	Weyerhaeuser Co.			       4,800   344,700
							       730,400

	     Total Manufacturing			     4,022,057

Media & Leisure - 7.0%
Entertainment - 7.0%
	Carnival Corp.	          		       7,000   334,687
	Time Warner Inc.	          	       6,700   485,331
	Viacom Inc.	          		       7,100   429,106
						             1,249,124

Pipelines - 2.3%
	Enron Corp.	          		       9,200   408,250

Retail & Wholesale - 9.5%
Apparel Stores - 2.1%
	The Gap Inc.				       8,200   377,200

General Merchandising - 5.7%
	Bestfoods				       5,800   304,863
	Home Depot Inc.				       8,250   565,641
	Sysco Corp.	          		       3,700   146,381
							     1,016,885

Retail & Wholesale, Miscellaneous - 1.7%
	CVS Corp.				       7,800   311,512

	     Total Retail & Wholesale			     1,705,597


See accompanying notes.


		Canada Life of America Series Fund, Inc.
Schedule of Investments - Value Equity Series Portfolio (Continued)
				 December 31, 1999

						 	      Market
						Shares	      Value
Services - 12.1%
Internet - 3.1%
	America Online Inc.			7,300	      550,694

Networking - 4.4%
	Cisco Systems Inc.	        	7,400	      792,725

Telecommunications - 4.6%
	Nextel Communications Inc.		3,700	      381,563
	Voicestream Wireless Corp.		3,100	      441,169
							      822,732

	     Total Services			    	    2,166,151

Technology - 26.7%
Communication Equipment - 10.5%
	AT&T Corp.				9,200	      466,900
	Comcast Corp.				7,200	      364,050
	Motorola Inc.				3,400	      500,650
	MCI Worldcom Inc.		       10,267	      544,792
					     	            1,876,392

Computer Services & Software - 10.9%
	Ariba Inc.				  800	      141,900
	Microsoft Corp.			       11,300	    1,319,275
	Sun Microsystem Inc.		        6,500	      503,343
					       	    	    1,964,518

Electronic Products - 5.3%
	Broadcom Corp.			          500	      136,187
	Solectron Corp.				4,000	      380,500
	Texas Instruments Inc.			4,440	      430,125
							      946,812

	     Total Technology 		      	    	    4,787,722

Total Common Stocks			    	    	   20,575,250

Total Securities ( identified cost - $17,947,411 )

Other net liabilities - (14.6)%			    	   (2,616,940)

Total net assets					 $ 17,958,310

See accompanying notes.

		Canada Life of America Series Fund, Inc.
     Schedule of Investments - Capital Series Portfolio

				December 31, 1999

							       Market
			 			Shares 	       Value
 COMMON STOCKS - 136.0%

Energy - 6.4%
Electricity - 4.8%
	AES Corp.				5,800	     $ 433,550

Oil & Gas - 1.6%
	EOG Resources Inc.			8,350	       146,647

	     Total Energy				       580,197

Finance - 7.3%
Credit & Other Finance - 2.2%
	Capital One Financial Corp.    		 2,100	       101,193
	Southtrust Corp.            	         2,550	        96,421
							       197,614

Insurance - 3.8%
	ACE Ltd.			         7,000	       116,813
	Aflac Inc.			         4,900	       231,219
							       348,032

Investmenst - 1.3%
	Allied Capital Corp.		         6,200	       113,538

	     Total Finance				       659,184

Health -  10.9%
Drugs & Pharmaceuticals - 8.8%
	Alza Corp.                     	         3,800	       131,575
	Biogen Inc.                    	         1,800	       152,100
	Elan Corp. PLC - sponsored ADR		 6,900	       203,550
	Forest Laboratories Inc.		 3,000	       184,313
	Watson Pharmaceuticals Inc.		 3,500	       125,344
							       796,882

Medical Instruments - 2.1%
	Biomet Inc.				 1,800	        72,000
	Guidant Corp.				 2,500	       117,500
							       189,500

	Total Health 					       986,382

Manufacturing - 31.2%
Chemicals & Plastics - 1.4%
	Praxair Inc.				 2,600	       130,813

Electric Products - 3.9%
	American Power Conversion Co.		 7,500	       197,813
	Molex Inc.				 2,700	       153,056
							       350,869

See accompanying notes.



		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Capital Series Portfolio (Continued)

				December 31, 1999

							       Market
						Shares	       Value
Electronic Products - 12.6%
	Applied Micro Circuits Corp.		  500	     $  63,625
	Ciena Corp.			        4,200	       241,500
	Corning Inc.				2,000	       257,875
	Gentex Corp.				7,700	       213,675
	Symbol Technologies Inc.		5,750	       365,484
							     1,142,159

Miscellaneous - 5.3%
	Avery Dennison Corp.			3,400	       247,775
	Danaher Corp.				1,550	        74,787
	PE Corp-PE Biosystems Group		1,300	       156,406
							       478,968

Networking Products - 1.7%
	Foundry Networks Inc.			  500	       150,844

Telecommunications Equipment - 2.3%
	Vitesse Semiconductor Corp.		3,900	       204,506

Retail & Wholesale, Miscellaneous - 1.5%
	Newell Rubbermaid Inc.			4,800	       139,200

Steel - 2.5%
	Nucor Corp.				4,150	       227,472

	     Total Manufacturing			     2,824,831

Media & Leisure - 6.3%
Entertainment - 2.2%
	Royal Caribbean Cruises Ltd.		3,950	       194,784

Leisure Durables & Toys - 2.0%
	Harley Davidson Inc.			2,900	       185,781

Publishing - 2.1%
	Reader's Digest  Assn.			6,600	       193,050

	     Total Media & Leisure		               573,615

Non-durables - 1.3%
Household Products - 1.3%
	Clorox Co.				2,400	       120,900

Retail & Wholesale - 9.8%
Apparel Stores - 2.9%
	The Limited Inc.			6,100	       264,206

Building Products - 1.6%
	Fastenal Co.				3,200	       143,800

General Merchandising - 1.2%
	BJ's Wholesale Club Inc.		3,100	       113,150

See accompanying notes.

		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Capital Series Portfolio (Continued)

				December 31, 1999

					 		       Market
						  Shares       Value
 Retail -  Consumer Electronics - 3.0%
	Circuit City Stores Inc.		   6,000     $ 270,375

Retail & Wholesale, Miscellaneous - 1.1%
	Williams-Sonoma Inc.			   2,100        96,600

	     Total Retail & Wholesale			       888,131

Services - 26.2%
Advertising - 2.4%
	Interpublic Group of Companies Inc.	   1,300        74,993
	Young & Rubicam Inc.			   2,000       141,500
							       216,493

Commercial - 5.6%
	Cintas Corp.				   4,100       217,813
	Concord EFS Inc.			   7,600       195,700
	Quintiles Transnational Corp.	           4,900	91,568
							       505,081

Data Processing - 1.1%
	CSG Systems International Inc.		   2,700       107,663

Engineering & Construction - 2.4%
	Fluor Corp.			           4,700       215,613

Internet - 9.2%
	Commerce One Inc.			     500	98,250
	Doubleclick Inc.			     700       177,144
	NBC Internet Inc.		           2,300       177,675
	Verisign Inc.				     800       152,750
	Vignette Corp.			           1,400       228,200
							       834,019

Networking - 3.2%
	Finisar Corp.			           1,600       143,800
	Network Appliance Inc.			     600	49,837
	PMC-Sierra Inc.				     600        96,187
							       289,824

Oil - Field Services - 2.3%
	Weatherford International Inc.		   5,200       207,675

	     Total Services			             2,376,368

See accompanying notes.

		Canada Life of America Series Fund, Inc.
	Schedule of Investments - Capital Series Portfolio (Continued)

				December 31, 1999

					 		      Market
						    Share     Value
Technology - 36.6%
 Communications Equipment  - 4.4%
	Ariba Inc.				        800  $ 141,900
	JDS Uniphase Corp.			      1,600    258,100
							       400,000

Computer & Office Equipment  - 2.2%
	Fiserv Inc.    				      2,100     80,456
	Gateway Inc.    			      1,600    115,300
							       195,756

Computer Services & Software  - 25.4%
	BMC Software Inc.			      2,500    199,844
	Cadence Design Systems Inc.		     14,500    348,000
	Compuware Corp.				      6,200    230,950
	I2 Technologies Inc.			 	600    117,000
	ISS Group Inc.				      5,900    419,638
	Rational Software Corp.			      3,600    176,850
	Siebel Systems Inc.			      3,200    268,800
	Software.Com Inc.			      1,500    144,000
	Veritas Software Co.			      1,400    200,375
	Xilinx Inc.				      4,300    195,516
							     2,300,973

Electronics - 3.4%
	Broadcom Corp.				        900    245,138
	Maxim Integrated Products Inc.		      1,400     66,062
							       311,200

Medical Information System - 1.2%
	IMS Health Inc.				      3,850    104,672

	     Total Technology 				     3,312,601


Total Common Stocks					    12,322,209

Total Securities ( identified cost - $8,288,069 )	    12,322,209

Other net liabilities - (36.0)%				   (3,263,587)

Total net assets					    $9,058,622

See accompanying notes.

		Canada Life of America Series Fund, Inc.
   Schedule of Investments - International Equity Series Portfolio

				December 31, 1999

								Market
						    Shares	Value
COMMON STOCKS - 109.5%

 Australia - 1.8%
	 News Corp. Ltd. - sponsored ADR  	   4,100      $137,094

Finland - 5.0%
	Nokia OYJ				   1,000       181,557
	Stora Enso OYJ				   5,800       101,266
	Upm-kymmene OYJ				   2,500       100,865
							       383,688

France - 14.1%
	Banque National De Paris		   2,400       221,742
	Dexia France				      30         4,978
	Dexia 				           1,025            10
	France Telecom SA			     900       119,192
	Groupe Danone			             600       141,614
	L'Oreal SA				     121	97,210
	Pechiney SA				   2,000       143,127
	STMicroelectronics N.V. - sponsored ADR      920       139,323
	Total Fina SA			           1,607       214,769
						  	     1,081,965

Germany - 4.1%
	Mannesmann AG				     400        96,992
	Prosieben Media AG - preferred shares	   1,600	93,441
	SAP AG - preferred shares		     200       122,148
							       312,581

Hong Kong - 3.3%
	HSBC Holdings PLC			  18,300       256,601

Italy - 4.4%
	Telecom Italia Mobile SPA		  20,100       224,837
	Telecom Italia SPA		           7,900       111,557
							       336,394

Japan - 28.1%
	Dai-Tokyo Fire & Marine Ins.		  31,000       126,296
	DDI Corp. 				     110       150,456
	Fuji Machine MFG		           1,900       152,957
	Fujitsu Ltd.				   2,000        91,055
	Futaba Industrial Co. Ltd.		   7,000	82,067
	Kyocera Corp.				     600       155,341
	Minebea Co. Ltd.		           5,000        85,633
	NTT Mobile Communications	              50       191,979
	Rohm Co. Ltd.				     800       328,269
	Sangetsu Co. Ltd.		 	   4,500        94,524
	Sankyo Co. Ltd.				   6,600       135,411
	Shohkoh Fund & Co. Ltd.			     300       118,558
	Sony Corp.			           1,500       444,042
							     2,156,588

See accompanying notes.


		Canada Life of America Series Fund, Inc.
Schedule of Investments - International Equity Series Portfolio
                                    (Continued)

				December 31, 1999

					 			Market
						      Shares	Value
Netherlands - 13.9%
 DSM N.V.					       3,300  $132,476
 ING Groep N.V.					       3,028   183,068
 Koninklijke Philips Electronics N.V. - sponsored ADR  1,532   206,820
 Royal Dutch Petroleum Co. - sponsored ADR	       4,200   253,838
 TNT Post Group N.V.				       4,600   132,002
 Wolters Kluwer N.V.				       4,800   162,675
							     1,070,879

Spain - 5.3%
	Argentaria Caja Postal Y Banco - sponsored ADR 2,860   132,990
	Telefonica SA 				      10,884   272,258
						               405,248

Sweden - 1.2%
	Ericsson (LM) Tel - sponsored ADR	       1,400	91,963

Switzerland - 4.7%
	Nestle SA				          35	63,780
	Novartis AG					  55	80,332
	Swisscom AG				         200	80,463
	United Bank of Switzerland AG		         500   134,314
							       358,889

United Kingdom - 23.6%
	Astrazeneca PLC - sponsored ADR		       3,800   158,650
	Bank of Ireland				      16,900   134,665
	Barclays PLC				       3,500   100,522
	Billiton PLC				      15,800    93,010
	Boots Co. PLC (THE)			       3,914    37,975
	BP Amoco PLC				       7,300    73,240
	British Telecommunications PLC		       9,700   236,535
	Diageo PLC				       8,800    70,631
	Elan Corp. PLC - sponsored ADR  	       3,500   103,250
	Invensys PLC				      19,400   105,370
	Lloyds TSB Group			      15,800   197,225
	Marconi PLC				       9,600   169,499
	Next PLC				       5,400    51,697
	WPP Group PLC - sponsored ADR                  3,400   282,625
							     1,814,894

Total Common Stocks					     8,406,784

Total Securities ( identified cost - $6,515,182 ) 	     8,406,784

Other net liabilties - (9.5)%				     (727,561)

Total net assets					  $  7,679,223

See accompanying notes.